Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business And Summary Of Significant Accounting Policies [Line Items]
Number of hospitals in operation	66
Number of states in which hospitals operate	15
Number of licensed beds	10,330
Depreciation expense	$ 219.3	$ 207.2	$ 202.8
Long-lived asset and goodwill impairment charges in discontinued operations	3.6	8.4	4.6
Provisions for contractual adjustments	19,433	15,612	12,589
Recurring general and administrative expenses for home office	168.8	138.7	117.7
Florida [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Number of hospitals	22
Mississippi [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Number of hospitals	10
Tennessee [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Number of hospitals	10
Maximum [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Ownership interest percentage	50.00%
Minimum [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Ownership interest percentage	20.00%
Percentage discount of gross charges to uninsured patients for non-elective procedures	60.00%
Buildings And Improvements [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives, Minimum, years	15
Estimated useful lives, Maximum, years	40
Equipment [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives, Minimum, years	3
Estimated useful lives, Maximum, years	15
Medicare And Various State Medicaid Programs [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of net revenue attributable to Medicare and Medicaid	40.00%	41.00%	41.00%
Physician And Physician Group Guarantees [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Future amortization expense, 2012	37.0
Future amortization expense, 2013	10.0
Future amortization expense, 2014	2.2
Deferred charges and other assets	88.0	60.7
Accumulated amortization	38.8	30.9
Amortization expense	29.2	21.7	21.3
Deferred Debt Issuance Costs [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Accumulated amortization of deferred debt issuance costs	3.1	27.9
Amortization of deferred debt issuance costs	7.6	7.1	7.6
Future amortization expense, 2012	11.3
Future amortization expense, 2013	11.0
Future amortization expense, 2014	10.5
Future amortization expense, 2015	9.9
Future amortization expense, 2016	8.4
Intangible Assets [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Future amortization expense, 2012	7.9
Future amortization expense, 2013	7.9
Future amortization expense, 2014	7.9
Future amortization expense, 2015	7.1
Future amortization expense, 2016	4.2
Contractual rights and non-compete agreements	51.2
Contractual rights and non-compete agreements, accumulated amortization	$ 2.0